SEGMENT REPORTING	12 Months Ended
Mar. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

22.   SEGMENT REPORTING

Operating segments are defined as components of the Company that engage in business activities from which the Company earns revenues and incurs expenses and for which separate financial information is available that is evaluated regularly by the chief operation decision-maker in deciding how to allocate resources and in assessing performance. The Company provides LegalTech AI services, which are provided by FRONTEO and its domestic subsidiaries for domestic (Japanese) clients, by FRONTEO USA, Inc. (formerly UBIC North America, Inc. and EvD, Inc.) and FRONTEO Government Services, Inc. (formerly TechLaw Solutions, Inc.), U.S. based wholly-owned subsidiaries of FRONTEO, for clients based in the U.S. or represented by U.S.-based attorneys who contracted with FRONTEO USA, Inc. and FRONTEO Government Services, Inc., and by FRONTEO KOREA Inc. and FRONTEO TAIWAN Inc. for clients based in Asia other than Japan. FRONTEO and its domestic subsidiaries, FRONTEO KOREA Inc. and FROTNEO TAIWAN Inc. also provide AI-based business services in the healthcare and data marketing industries.

The Company reorganized business activities to organize the management of cross-border transactions in fiscal year 2018. The Company has now integrated all resources and operation systems by business category: LegalTech AI and AI Solution. As a result, the Company changed the structure of its internal organization in a manner that caused the composition of its reportable segments to change. The following corresponding information for the prior year was restated based on the change in reportable segments.

The Company’s LegalTech AI operations in Japan, the U.S. and Asia, and AI Solution in Japan and Asia have been identified as the two operating segments of the Company. The Company’s chief executive officer, who is also the Company’s chief operating decision-maker, regularly reviews the performance of the two operating segments and makes decisions regarding allocation of resources. The Company’s chief operating decision-maker utilizes various measurements, which include revenues, operating income or loss and segment assets to assess segment performance and allocate resources to segments.

Each LegalTech AI segment recognizes revenue for which the segment has direct contractual relationships with its clients. Most of the Company’s clients are either corporate clients in Asia or U.S. -based law firms representing corporate clients in Asia. If the Company’s services are contracted between a law firm in the U.S. and FRONTEO USA, Inc. or FRONTEO Government Services, Inc., revenue is recorded by the U.S. although the end corporate client may be located in areas other than the U.S.

From the end of the fiscal year ended March 31, 2019, the name of one of the Company’s reportable segments has been changed from the LegalTech business to the LegalTech AI business. The change is applicable only to the name, and therefore, there will be no effect on the relevant segment information.

The Group modified the classification and allocation of selling, general, and administrative expenses, associated with the change in the management classification, effective from the year ended March 31, 2019, and the segment information for the year ended March 31, 2017 and 2018, is presented under the new classification.

The Company’s reportable segments are the same as its operating segments, which was presented based on Japanese GAAP with U.S. adjustments.

Segment information for the years ended March 31, 2017, 2018 and 2019 is presented below:

The format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP.

Revenue:

	Thousands of Yen
	2017	2018	2019
LegalTech AI
Outside customers	¥10,897,030	¥11,307,082	¥9,834,826
Total	10,897,030	11,307,082	9,834,826

AI Solution
Outside customers	310,700	910,687	1,427,243
Total	310,700	910,687	1,427,243
Unallocated amounts:
Eliminations	—	—	—

Total revenue after eliminations	11,207,730	12,217,769	11,262,069

Adjustments*(1)	13,045	(73,526)	(7,443)

Total consolidated revenue	¥11,220,775	¥12,144,243	¥11,254,626

*(1)  These amounts primarily represent the net impact of adjustments arising from differences in the timing of the revenue recognition under U.S. GAAP and Japanese GAAP.

Segment Performance Measures:

	Thousands of Yen
	2017	2018	2019
Segment profit (loss)
LegalTech AI	¥(923,525)	¥460,263	¥110,773
AI Solution	(283,138)	(282,548)	133,637

Total segment profit (loss) after eliminations	(1,206,663)	177,715	244,410

Adjustments*(2)	27,812	(757,012)	107,726

Total consolidated operating loss	(1,178,851)	(579,297)	352,136

Unallocated amounts:
Interest income	3,634	2,658	2,580
Interest expense	(125,743)	(94,516)	(121,398)
Gain (loss) on derivatives	43,594	(56,861)	107,951
Foreign currency exchange (loss)	(13,751)	(137,065)	(18,772)
Dividend income	14,400	11,250	14,400
Gain on revaluation of investments in wecurities	—	—	23,400
Other-net	(60,255)	67,929	(30,638)

Total consolidated income (loss) before income taxes	¥(1,316,972)	¥(785,902)	¥329,659

* (2) Adjustments for the year ended March 31, 2017 primarily relate to the difference between U.S. GAAP and Japanese GAAP for revenue recognition, amortization of goodwill, and the remeasurement of earn-outs. Adjustments for the year ended March 31, 2018 primarily relate to the differences of presentation between U.S. GAAP and Japanese GAAP for restructuring charges. Under U.S. GAAP, restructuring charges should be presented as operating expense, compared to non-operating expense under Japanese GAAP. Adjustments for the year ended March 31, 2019 primarily relate to the differences of presentation between U.S. GAAP and Japanese GAAP for revenue recognition and amortization of goodwill.

Segment Assets:

	Thousands of Yen
	2018	2019
Segment assets
LegalTech AI	¥11,716,651	¥11,572,516
AI Solution*(3)	2,862,136	1,870,108

Total segment assets after eliminations	14,578,787	13,442,624

Adjustments*(4)	88,919	399,928

Total consolidated assets	¥14,667,706	¥13,842,552

*(3) The Company recognized an impairment loss on long-lived assets of ¥73,161 thousand for the year ended March 31, 2018 related to property and equipment and software owned by FRONTEO Healthcare, Inc.  The Company recognized an impairment loss on long-lived assets of ¥8,920 thousand for the year ended March 31, 2019 related to software.

*(4) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, depreciation and amortization, and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2017	2018	2019
Capital expenditures
LegalTech AI	¥984,865	¥491,990	¥666,444
AI Solution	384,606	308,373	300,221

Total consolidated capital expenditures	¥1,369,471	¥800,363	¥966,665

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis, other than those disclosed in Note 2 of the notes to the consolidated financial statements.

Other Significant Items:

	Thousands of Yen
	2017	2018	2019
Depreciation and amortization
LegalTech AI	¥913,480	¥840,061	¥697,673
AI Solution	125,716	175,386	119,825

Total depreciation and amortization	1,039,196	1,015,447	817,498

Adjustments	9,431	1,527	(1,631)

Total consolidated depreciation and amortization	¥1,048,627	¥1,016,974	¥815,867

Geographic information:

	2017	2018	2019

Revenue from outside customer
Japan	¥4,042,023	¥3,888,155	¥4,804,635
US	6,800,965	7,712,138	5,327,612
Korea	291,455	492,836	643,352
Other	86,332	51,114	479,027
Total	¥11,220,775	¥12,144,243	¥11,254,626

Long live assets held
Japan	¥375,692	¥337,583	¥275,756
US	771,734	360,166	375,414
Korea	29,829	57,480	50,479
Other	―	653	30,637
Total	¥1,177,255	¥755,882	¥732,286

Entity-Wide Information:

For the year ended March 31, 2017, revenue from TMI Associates amounted to ¥1,253,860 thousand, representing approximately 11.2 percent of consolidated revenue. For the year ended March 31, 2018, revenue from TMI Associates amounted to ¥1,094,979 thousand, representing approximately 9.0 percent of consolidated revenue. For the year ended March 31, 2019, there were no major customers that represented more than 10% of the consolidated revenue.

The information concerning revenue by service category for the years ended March 31, 2017, 2018 and 2019, is presented below:

	Thousands of Yen
	2017	2018	2019
eDiscovery
Review	¥2,696,074	¥3,149,787	¥2,654,549
Collection, Process	2,778,186	2,911,634	1,725,055
Hosting	4,987,123	4,813,290	4,838,178
Total	10,461,383	10,874,711	9,217,782
Forensic	448,693	358,843	609,601
Business intelligence	287,862	620,102	1,169,896
Healthcare	149	132,967	179,688
Foreign	22,688	157,620	77,659
Total revenue	¥11,220,775	¥12,144,243	¥11,254,626

For the year ended March 31, 2019, the revenue that was formerly included in “Digital Communication” was transferred to “Business intelligence”. In accordance with this change, the figures for the years ended March 2017 and 2018 have been restated to conform to the current year presentation.

Long-lived assets held in Japan, the U.S., Korea, and Other as of March 31, 2019 were ¥275,756 thousand, ¥375,414 thousand, ¥50,479 thousand and ¥30,637 thousand respectively. Long-lived assets include property and equipment.